Cash	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash

Note 3—Cash

At December 31, 2012 and 2011, the Company’s cash amounted to $25.6 million and $56.2 million, respectively, which is deposited in interest bearing deposit accounts within financial institutions. Cash deposited in an affiliate financial institution amounted to $12.0 million and $50.5 million as of December 31, 2012 and 2011, respectively.